Principal Activities, Organization and Basis of Presentation - Summary of Gain on Disposal of Subsidiary (Detail) - Chengdu E-store Technology Co., Ltd [member] ¥ in Millions	12 Months Ended
Dec. 31, 2017 CNY (¥)
Disclosure of general information about financial statements (line items]
Consideration for the disposal	¥ 251
Net assets disposed of	(143)
Gain on disposal	¥ 108